UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue	$ 588.4	$ 625.0	$ 2,986.4	$ 3,083.8	$ 2,716.3
Expenses:
Direct operating	355.8	362.1	1,886.7	2,207.9	1,922.1
Distribution and marketing	92.6	129.2	462.3	304.2	315.2
General and administration	92.1	88.4	349.2	387.0	342.7
Depreciation and amortization	4.6	4.2	15.6	17.9	18.1
Restructuring and other	27.7	4.1	132.9	27.2	6.3
Total expenses	572.8	588.0	2,846.7	2,944.2	2,604.4
Operating income	15.6	37.0	139.7	139.6	111.9
Interest expense	(58.6)	(49.9)	(222.5)	(162.6)	(115.0)
Interest and other income	5.1	2.2	19.2	6.4	28.0
Other expense	(1.4)	(3.8)	(20.0)	(21.2)	(8.6)
Loss on extinguishment of debt	(1.0)	0.0	(1.3)	(1.3)	(3.4)
Gain on investments, net			3.5	44.0	1.3
Equity interests income (loss)	0.9	(0.3)	8.7	0.5	(3.0)
Loss before income taxes	(39.4)	(14.8)	(72.7)	5.4	11.2
Income tax provision	(5.0)	(6.6)	(34.2)	(14.3)	(17.3)
Net loss	(44.4)	(21.4)	(106.9)	(8.9)	(6.1)
Less: Net loss attributable to noncontrolling interests	0.9	0.9	13.4	8.6	17.2
Net loss attributable to Lionsgate Studios Corp. shareholders	$ (43.5)	$ (20.5)	$ (93.5)	$ (0.3)	$ 11.1
Per share information attributable to Lionsgate Studios Corp. shareholders:
Basic net loss per common share (in USD per share)	$ (0.16)	$ (0.08)	$ (0.42)	$ 0	$ 0.04
Diluted net loss per common share (in USD per share)	$ (0.16)	$ (0.08)	$ (0.42)	$ 0	$ 0.04
Weighted average number of common shares outstanding:
Basic (in shares)	272.4	253.4	253.4	253.4	253.4
Diluted (in shares)	272.4	253.4	253.4	253.4	253.4
Starz Business of Lions Gate Entertainment Corp
Revenue	$ 347.6	$ 344.2	$ 1,392.4	$ 1,422.5	$ 1,450.7
Expenses:
Direct operating	163.9	180.1	692.6	715.9	655.7
Distribution and marketing	106.0	106.5	423.6	423.5	450.9
General and administration	26.6	31.8	129.2	124.0	116.0
Depreciation and amortization	41.6	38.7	161.8	155.7	152.6
Restructuring and other	(0.6)	2.1	224.8	89.9	10.5
Impairment of goodwill and trade name			663.9	1,261.7	0.0
Total expenses	337.5	359.2	2,295.9	2,770.7	1,385.7
Operating income	10.1	(15.0)	(903.5)	(1,348.2)	65.0
Interest expense	(10.8)	(12.1)	(47.2)	(58.6)	(60.9)
Interest and other income	0.8	0.0	3.5	0.6	0.5
Other expense	(1.7)	(2.2)	(7.5)	(6.7)	(2.7)
Loss on extinguishment of debt	(4.9)	21.2	21.2	58.7	(24.8)
Loss before income taxes	(6.5)	(8.1)	(933.5)	(1,354.2)	(22.9)
Income tax provision	7.6	(0.4)	128.9	18.3	(7.1)
Net income (loss) from continuing operations, net of tax	1.1	(8.5)	(804.6)	(1,335.9)	(30.0)
Net income (loss) from discontinued operations, net of income taxes	3.1	(24.0)	(110.6)	(535.1)	(125.3)
Net loss	4.2	(32.5)	(915.2)	(1,871.0)	(155.3)
Net loss attributable to Lionsgate Studios Corp. shareholders	4.2	(32.5)	(915.2)	(1,871.0)	(155.3)
Nonrelated Party
Revenue	484.6	527.5	2,440.5	2,308.3	2,068.1
Related Party
Revenue	$ 103.8	$ 97.5	$ 545.9	$ 775.5	$ 648.2